Other Loans - Schedule of Other Loans (Details)		Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Debt Instrument [Line Items]
Current portion of long-term loans		$ 3,681,815	$ 473,186	$ 856,040
Loan 1 [Member]
Debt Instrument [Line Items]
Loan	[1]			259,000
Loan 2 [Member]
Debt Instrument [Line Items]
Loan	[2]			187,040
Loan 3 [Member]
Debt Instrument [Line Items]
Loan	[3]			410,000
Loan 4 [Member]
Debt Instrument [Line Items]
Loan	[4]	25,000	3,213
Loan 5 [Member]
Debt Instrument [Line Items]
Loan	[5]
Loan 6 [Member]
Debt Instrument [Line Items]
Loan	[6]
Loan 7 [Member]
Debt Instrument [Line Items]
Loan	[7]	84,000	10,796
Loan 8 [Member]
Debt Instrument [Line Items]
Loan	[8]	96,000	12,338
Loan 9 [Member]
Debt Instrument [Line Items]
Loan	[9]	98,000	12,595
Loan 10 [Member]
Debt Instrument [Line Items]
Loan	[10]	252,000	32,387
Loan 11[Member]
Debt Instrument [Line Items]
Loan	[11]	267,098	34,327
Loan 12 [Member]
Debt Instrument [Line Items]
Loan	[12]	255,000	32,772
Loan 13 [Member]
Debt Instrument [Line Items]
Loan	[13]	51,732	6,648
Loan 14 [Member]
Debt Instrument [Line Items]
Loan	[14]	182,664	23,476
Loan 15 [Member]
Debt Instrument [Line Items]
Loan	[15]	237,499	30,523
Loan 16 [Member]
Debt Instrument [Line Items]
Loan	[16]
Loan 17 [Member]
Debt Instrument [Line Items]
Loan	[17]	355,555	45,696
Loan 18 [Member]
Debt Instrument [Line Items]
Loan	[18]	432,000	55,521
Loan 19 [Member]
Debt Instrument [Line Items]
Loan	[19]	810,667	104,187
Loan 20 [Member]
Debt Instrument [Line Items]
Loan	[20]	$ 534,600	$ 68,707

[1]	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$388,500 (approximately US$ 49,930). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.
[2]	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$280,560 (approximately US$ 36,058). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.
[3]	On August 30, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$410,000 (approximately US$ 52,693). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.
[4]	On October 23, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$300,000 (approximately US$ 38,556). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[5]	On October 16, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$145,000 (approximately US$ 18,635). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 1 equal monthly instalment. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.
[6]	On November 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$433,000 (approximately US$ 55,649). The loan is at effective interest rate of 18% on principal and the principal is to be paid off by 1 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.
[7]	On November 29, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$504,000 (approximately US$ 64,774). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[8]	On January 27, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$288,000 (approximately US$ 37,014). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[9]	On January 27, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$294,000 (approximately US$ 37,785). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[10]	On March 6, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$504,000 (approximately US$ 64,774). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[11]	On March 7, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$534,200 (approximately US$ 68,655). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[12]	On March 31, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$510,000 (approximately US$ 65,545). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[13]	On April 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$155,200 (approximately US$ 19,946). The loan is at effective interest rate of 8% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[14]	On April 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$548,000 (approximately US$ 70,429). The loan is at effective interest rate of 8% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the receivable of the Company.
[15]	On June 4,2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$475,000 (approximately US$ 61,047). The loan is at effective interest rate of 8% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.
[16]	On June 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$622,725 (approximately US$ 80,033). The loan is at effective interest rate of 5% on principal and the principal is to be paid off by 2 instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.
[17]	On August 26, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$400,000 (approximately US$ 51,408). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.
[18]	On August 26 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$486,000 (approximately US$ 62,461). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.
[19]	On August 26 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$912,000 (approximately US$ 117,210). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.
[20]	On September 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$534,600 (approximately US$ 68,707). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.